Document and Entity Information	Sep. 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Eliem Therapeutics, Inc. (the "Company") is filing this Amendment No. 1 to its Current Report on Form 8-K filed with the SEC on September 13, 2021 (the Original Form 8-K), to refurnish the press release attached as Exhibit 99.1 in order to add the unaudited Condensed Consolidated Balance Sheets as of June 30, 2021 and December 31, 2020 and the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and six months ended June 30, 2021 and 2020. The Company issued a press release announcing its financial results for the quarter ended June 30, 2021 on the Original Form 8-K that has been amended hereto. A copy of the amended press release is attached hereto as Exhibit 99.1. The information in this Item and the exhibit attached hereto are being furnished and shall not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liabilities of that section, nor shall they be deemed incorporated by reference into any filing under the Exchange Act or the Securities Act of 1933, as amended, whether filed before or after the date hereof and regardless of any general incorporation language in such filing.
Document Period End Date	Sep. 13, 2021
Entity Registrant Name	ELIEM THERAPEUTICS, INC.
Entity Central Index Key	0001768446
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40708
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2273741
Entity Address, Address Line One	23515 NE Novelty Hill Road
Entity Address, Address Line Two	Suite B221 #125
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98053
City Area Code	425
Local Phone Number	276-2300
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ELYM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false